Summary of Significant Accounting Policies and Use of Estimates (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Use of Estimates [Abstract]
Schedule of Key Financial Information Regarding the Operating Single Segment

For the year ended December 31 2024, 2023 and 2022, the key financial information regarding the operating single segment comprise the following:

	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022
Revenue	18,659,655	20,029,552	24,988,171
-Cost of revenue	(21,548,566)	(24,084,598)	(27,092,577)
-General and administrative expenses	(49,248,578)	(15,130,045)	(9,040,589)
-Selling and marketing expenses	(9,347,807)	(7,347,777)	(1,646,144)
-Research and development expenses	(1,963,025)	(1,954,842)	(1,877,907)
-Other expense	(3,055,655)	(2,773,643)	(399,124)
-Other income	1,194,039	657,926	187,063
-Financial income	1,408,491	3,561,427	2,567,118
-Financial expense	(9,979,536)	(6,772,719)	(1,931,889)
Segment Loss Before Income Tax Expense	(73,880,982)	(33,814,719)	(14,245,878)
Loss Before Income Tax Expense	(73,880,982)	(33,814,719)	(14,245,878)

Schedule of Useful Lives for the Depreciation

The table below, shows the useful lives for the depreciation calculation using the straight-line method:

Type of asset	Estimated economic life (year)
Rental vehicles
- Rental electric scooters	2-3 years
- Rental electric e-bikes	2-3 years
- Rental electric mopeds	3-4 years
Furniture and fixtures	7 years
Leasehold improvements	1-5 years